Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although there were annual equity awards in July 2024 as a result of the timing of the IPO, the Committee’s typical practice is to grant equity awards to our officers during the first or second quarter of each year. We do not engage in the practice of timing grants with the release of material non-public information. In 2024, we did not grant stock options or other stock-
based compensation other than the RSUs and PRSUs as described herein.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Although there were annual equity awards in July 2024 as a result of the timing of the IPO, the Committee’s typical practice is to grant equity awards to our officers during the first or second quarter of each year. We do not engage in the practice of timing grants with the release of material non-public information. In 2024, we did not grant stock options or other stock-
based compensation other than the RSUs and PRSUs as described herein.

MNPI Disclosure Timed for Compensation Value	false